Lease	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
LEASE

9.      LEASE

From the Perspective of Lessee

The Group leases real estate for terms between 2 to 20 years from real estate companies. The Group generally does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. Lease commences when the landlords make the space available for the Group to use.

The Group sub-leased the leased premises to provide various lease solutions. All of the Group’s leases are operating leases under ASC 842.

Supplemental balance sheet information related to the leases were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
ROU assets	879,348	678,769
Operating lease liabilities – current	(365,049)	(285,200)
Operating lease liabilities – non-current	(580,562)	(428,486)
Weighted average remaining lease terms	7.71 year	7.10 year
Weighted average incremental borrowing rate	10.75%	10.09%

The gain from termination of leases for the years ended December 31, 2019, 2020 and 2021 were nil, RMB168,722 and RMB94,022, respectively and recorded in other (expense)/income, net in the combined and consolidated statement of operations.

The components of lease expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease expenses for variable payments	1,151	453	13,413
Operating lease expenses for fixed payments	506,026	337,608	241,466
Short-term lease expenses	7,277	10,265	10,841
Total	514,454	348,326	265,720
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	440,170	207,803	192,570

Supplemental noncash information:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease liabilities arising from obtaining ROU assets	315,027	11,902	150,486

The future lease payments as of December 31, 2021 were as follows:

As of December 31, 2021
RMB
2022	285,200
2023	112,645
2024	99,606
2025	92,449
2026	75,711
Thereafter	121,146
Total lease payments	786,757
Less: imputed interest	(73,071)
Total lease liabilities	713,686